Subsequent event (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Statutory reserves				R$ 37,318	R$ 33,389	R$ 29,695
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Increase capital	R$ 33,334
Profit reserves	90,729
Statutory reserves	R$ 124,063
Description of capital amount	that the capital increase will be effective with the issuance of 980,413,535 new book-entry shares, with no par value, being 495,829,036 common and 484,584,499 preferred shares, which were allocated free of charge to the holders of shares in ITAÚ UNIBANCO HOLDING, as a bonus, in the proportion of 1 new share of the same type for every 10 shares held, and the shares held in treasury also receive the bonus.
Preferred shares of own issue	200,000,000
Shares to employees	R$ 3,000
Senior Note [Member] | Qualified Institutional Investors And Non American Investors [Member]
IfrsStatementLineItems [Line Items]
Issued amount			R$ 1,000
Note expiration term			5 years
Annual return percentage			6.00%
Financial bills [Member] | Professional Investors [Member]
IfrsStatementLineItems [Line Items]
Issued amount		R$ 4,400
Financial bills, description		The Financial Bills will contribute to the Complementary Capital of the ITAÚ UNIBANCO HOLDING’s Reference Equity, with an estimated impact of 0.32 percentage points on its Level 1 capitalization index.